Stockholders' Equity	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Equity [Abstract]
Stockholders' Equity
11.
Stockholders' Equity

Common Stock

We had reserved shares of stock, on an as-if converted basis, for issuance as follows:

	March 31, 2023	June 30, 2022
Warrants	25,646,453	25,818,247
Earnout shares	5,726,864	5,726,864
Total	31,373,317	31,545,111

Warrants

At March 31, 2023, there were 25,646,453 warrants outstanding to purchase shares of the Company's common stock at a price of $11.50 per whole share. The 25,646,453 warrants are made up of 18,000,000 Public Warrants (the "Public Warrants") and 8,000,000 Private Warrants (the "Private Warrants") less 353,547 warrants that have been repurchased as part of our share repurchase plan.

The Public Warrants are exercisable commencing on August 11, 2021 and expire five years after the commencement date. The Company may accelerate the expiry date by providing 30 days’ prior written notice, if and only if, the closing price of the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period. The public warrant holder’s right to exercise will be forfeited unless the warrants are exercised prior to the date specified in the notice of acceleration of the expiry date.

At March 31, 2023, there were 8,000,000 purchased warrants at a price of $1.00 per Private Warrant, with each Private Warrant exercisable commencing on August 11, 2021 for one common share at an exercise price of $11.50, subject to anti-dilution adjustments. The Private Warrants expire five years after the commencement date.

Earnout Shares

In connection with the closing of the business combination between Bespoke Capital Acquisition Corp. and Vintage Wine Estates, Inc., a California corporation (“VWE Legacy”) pursuant to a transaction agreement dated February 3, 2021, as amended, certain shareholders of shareholders of VWE Legacy are entitled to receive up to an additional 5,726,864 shares of the Company’s common stock (the “Earnout Shares”) if at any point during the Earnout Period, from June 7, 2021 to June 7, 2023, the Company's closing share price on the Nasdaq on 20 trading days out of 30 consecutive trading days;

a)
is at or above $15 (but below $20), 50% of the Earnout Shares will be issued; and
b)
is at or above $20 (i) to the extent no Earnout Shares have previously been issued, 100% of the Earnout Shares or (ii) to the extent the event Earnout Shares were previously issued, 50% of the Earnout Shares will be issued.

The Earnout Shares will be adjusted to reflect any stock split, reverse stock split, stock dividend (including any dividend or distribution of securities convertible common shares), reorganization, recapitalization, reclassification, combination and, exchange of shares or other like change. The Earnout Shares are indexed to the Company’s equity and meet the criteria for equity classification. The fair value of the Earnout Shares, $32.4 million, was recorded as a dividend to additional paid in capital due to the absence of retained earnings.

No Earnout Shares were issued as of March 31, 2023.

2021 Stock Incentive Plan

Effective June 7, 2021, the Company adopted the 2021 Omnibus Incentive Plan (as amended, the "2021 Plan”). The 2021 Plan provides for the issuance of stock options, stock appreciation rights, performance shares, performance units, stock, restricted stock, restricted stock units and cash incentive awards. The 2021 Plan was approved by shareholders at the Annual Meeting of Shareholders on February 2, 2022.

The following table provides total stock-based compensation expense by award type:

	Three Months Ended		Nine Months Ended
(in thousands)	March 31, 2023	March 31, 2022	March 31, 2023	March 31, 2022
Stock option awards	$(921)	$828	$2,332	$828
Restricted stock units	(1,087)	1,115	4,639	1,115
Total stock-based compensation	$(2,008)	$1,943	$6,971	$1,943

Stock-based compensation expense is included as a component of selling, general and administrative expenses in the condensed consolidated statement of operations.

On January 17, 2023, a member of the executive team resigned from the Company. Along with the resignation, all outstanding stock options and unvested restricted stock units previously granted to this executive under the Company's 2021 Plan ceased to vest and any unvested awards were forfeited. The Company recognized a reduction to stock-based compensation expense related to these forfeitures in the amount of $1.5 million during the three months ended March 31, 2023

On February 7, 2023, the Company and Patrick Roney, founder of VWE, entered into a letter agreement whereby Mr. Roney voluntarily elected to transition from Chief Executive Officer of the Company to Executive Chairman of the Board, effective February 7, 2023. In connection with his appointment as Executive Chairman, all outstanding stock options and unvested restricted stock units previously granted to Mr. Roney under the Company’s 2021 Plan ceased to vest and any unvested awards were forfeited. The Company recognized a reduction to stock-based compensation expense related to these forfeitures in the amount of $2.0 million during the three months ended March 31, 2023.

Stock Options

Stock options granted under the 2021 Plan are subject to market conditions. The stock options are exercisable for ten years and only become exercisable if the volume-weighted average price per share of our common stock is at least $12.50 over a 30-day consecutive trading period following the grant date. The fair value of the stock options was estimated using a Monte Carlo simulation valuation model. Stock option awards vest in four equal installments of 25%, with the first installment vesting 18 months after the vesting commencement date with respect to an additional 25% of the total stock-based award on each of the 2nd, 3rd and 4th anniversaries of the vesting commencement date, providing in each case the employee remains in continuous employment or service with the Company or an Affiliate. Compensation expense is recognized ratably over the derived service period.

The following table presents a summary of stock option activity under the 2021 Plan:

	Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at June 30, 2022	3,503,527	$10.50	3.22	$-
Granted	782,061	3.85		-
Exercised	-	-		-
Forfeited or cancelled	(1,257,927)	10.50		-
Outstanding at March 31, 2023	3,027,661	$8.80	2.90	$-

Total unrecognized compensation expense related to the stock options was $3.1 million, which is expected to be recognized over a weighted-average period of 2.9 years. As of March 31, 2023, 643,547 options were exercisable.

Restricted Stock Units

Restricted stock units are subject only to service conditions and vest in four equal installments of 25%, with the first installment vesting 18 months after the vesting commencement date and the other installments vesting on each of the 2nd, 3rd and 4th anniversaries of the vesting commencement date. One restricted stock unit vested in full on the 10 month anniversary of the vesting commencement date.

The following table presents a summary of restricted stock units activity for the periods presented:

	Restricted Stock Units	Weighted-Average Grant Date Fair Value
Outstanding at June 30, 2022	1,902,068	$8.14
Granted	584,434	3.29
Vested	(755,880)	8.20
Forfeited or cancelled	(569,489)	8
Outstanding at March 31, 2023	1,161,133	$5.62

Total unrecognized compensation expense related to the restricted stock units was $3.3 million, which is expected to be recognized over a weighted-average period of 2.8 years.

During the three months ended December 31, 2022, 755,880 restricted stock units vested and as a result the Company withheld 285,381 restricted stock units to cover the taxes related to the net share settlement of equity awards.

During the 3 months ended March 31, 2023, 569,489 restricted stock units were forfeited or cancelled. This was partially as a result of the staffing changes described above.

Stock and Warrant Repurchase Plan

On March 8, 2022, the Company's board of directors approved a repurchase plan authorizing the Company to purchase up to $30.0 million in aggregate value of our common stock and/or warrants through September 8, 2022. The repurchase program did not require the Company to acquire a specific number of shares or warrants. The cost of the shares and warrants that were repurchased were funded from available working capital.

For accounting purposes, common stock and/or warrants repurchased under our repurchase plan were recorded based upon the settlement date of the applicable trade. Such repurchased shares are presented using the cost method. During the three and nine months ended March 31, 2023, the Company repurchased zero and 171,994 warrants, respectively, at an average price of $1.00 per warrant. The total cost of the shares and/or warrants repurchased was $0.2 million.

The table below summarizes the changes in repurchases of common stock and warrants:

Three Months Ended
(in thousands)	March 31, 2023
Balance at December 31, 2022	3,225,441
Repurchases of common stock	-
Repurchases of warrants	-
Balance at March 31, 2023	3,225,441

Nine Months Ended
(in thousands)	March 31, 2023
Balance at June 30, 2022	3,053,447
Repurchases of common stock	-
Repurchases of warrants	171,994
Balance at March 31, 2023	3,225,441

13.
Stockholders’ Equity

Common Stock

The Company had reserved shares of stock, on an as-if converted basis, for issuance as follows:

	June 30, 2022	June 30, 2021
Warrants	25,818,247	26,000,000
Earnout shares	5,726,864	5,726,864
Total	31,545,111	31,726,864

Warrants

There are warrants to purchase 25,818,247 shares of the Company’s common stock outstanding.

On August 15, 2019, as part of the units sold in BCAC’s initial public offering ("IPO"), and September 13, 2019, following the closing of the over-allotment option, BCAC issued warrants to purchase 18,000,000 shares of common stock at a price of $11.50 per whole share (the “public warrants”). The public warrants are exercisable commencing sixty-five (65) days after the completion of the Merger and expiring five years after the Closing Date of the Merger or earlier upon redemption. Once the public warrants become exercisable, the Company may accelerate the expiry date by providing 30 days’ prior written notice, if and only if, the closing price of the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period. The public warrant holder’s right to exercise will be forfeited unless the warrants are exercised prior to the date specified in the notice of acceleration of the expiry date.

Concurrent with the closing of BCAC’s IPO in August 2019, the sponsor purchased 12,000,000 warrants (the “Private Warrants”) at $1.00 per warrant (for a total purchase price of $12.0 million), with each warrant exercisable for one common share at an exercise price of $11.50, subject to anti-dilution adjustments. The warrants are exercisable commencing 65 days after the completion of the Merger. Pursuant to the transaction agreement, 4,000,000 of the Private Warrants were cancelled upon closing of the Merger.

During the period ended June 30, 2022, the Company repurchased 181,553 warrants to purchase shares of the Company's common stock outstanding.

Earnout Shares

The Legacy VWE shareholders are entitled to receive up to an additional 5,726,864 shares of the Company’s common stock (the “Earnout Shares”). The Earnout Shares will be released if the price of our common stock meets certain thresholds in the 24 months following the closing of the Merger. See Note 2. The Earnout Shares meet the accounting definition of a derivative financial instrument, are considered to be indexed to the Company’s common stock and meet other the conditions in ASC 815-40, Derivatives and Hedging: Contracts in Entity's Own Equity, to be classified as equity.

The Company’s obligation to issue the Earnout Shares is recorded as a dividend to the Legacy VWE shareholders at fair value as of the date of the Merger.

The fair value of the Earnout Shares was determined using a Monte Carlo valuation model, which requires significant estimates including the expected volatility of our common stock. The expected annual volatility of our common stock was estimated to be 55.0% as of the date of the Merger, based on the historical volatility of comparable publicly traded companies.

Stock and Warrant Repurchase Plan

On March 8, 2022, the Company's board of directors approved a repurchase plan authorizing the Company to purchase up to $30.0 million in aggregate value of our common stock and/or warrants through September 8, 2022. Purchases under the repurchase program may be made on the open market, in privately negotiated transactions or in other manners as permitted by the federal securities laws and other legal and contractual requirements and are expected to comply with Rule 10b-18 under the Securities Exchange Act of 1934, as amended. The timing and amount of any repurchases will depend on a number of factors, including price, trading volume, general market conditions and legal requirements, among others. The repurchase program does not require the Company to acquire a specific number of shares or warrants. The cost of the shares and warrants that are repurchased will be funded from available working capital.

For accounting purposes, common stock and/or warrants repurchased under our repurchase plan are recorded based upon the settlement date of the applicable trade. Such repurchased shares are presented using the cost method. During the fiscal year ended June 30, 2022, the Company repurchased 2,871,894 shares of common stock at an average price of $9.04 per share that are held in treasury and 181,553 warrants at an average price of $1.46 per warrant. The total cost of the shares and/or warrants repurchased was $26.2 million.

The table below summarizes the changes in repurchases of common stock and warrants:

(in thousands)	June 30, 2022
Balance at June 30, 2021
Repurchases of common stock	2,871,894
Repurchases of warrants	181,553
Balance at June 30, 2022	3,053,447

11.
Stockholders’ Equity

Common Stock

As of June 30, 2021 and 2020, we had reserved shares of stock, on an as-if converted basis, for issuance as follows:

	June 30,
	2021	2020
Options issued and outstanding (see Note 12)	-	900,352
Options available for grant under stock option plans (See Note 12)	-	74,098
Shares subject to term debt optional conversion into Series A stock (1)	-	2,844,863
Warrants	26,000,000	-
Earnout shares	5,726,864	-
Total	31,726,864	3,819,313

(1) Issuance of Series A Stock has been retroactively restated to give effect to the recapitalization transaction

For periods prior to the Merger, the reported share and per share amounts have been retroactively converted (“Retroactive Conversion”) by applying the Exchange Ratio.

Warrants

At June 30, 2021, there were warrants to purchase 26,000,000 shares of the Company’s common stock outstanding.

On August 15, 2019, as part of the units sold in BCAC’s initial public offering ("IPO"), and September 13 2019, following the closing of the over-allotment option, warrants to purchase 18,000,000 shares of common stock at a price of $11.50 per whole share (the “public warrants”). The public warrants are exercisable commencing sixty-five (65) days after the completion of the Merger and expiring five years after the Closing Date of the Merger or earlier upon redemption. Once the public warrants become exercisable, the Company may accelerate the expiry date by providing 30 days’ prior written notice, if and only if, the closing price of the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period. The public warrant holder’s right to exercise will be forfeited unless the warrants are exercised prior to the date specified in the notice of acceleration of the expiry date.

Concurrent with the closing of BCAC’s IPO in August 2019, the sponsor purchased 12,000,000 warrants (the “Private Warrants”) at $1.00 per warrant (for a total purchase price of $12.0 million), with each warrant exercisable or one common share at an exercise price of $11.50, subject to anti-dilution adjustments. The warrants are exercisable commencing 65 days after the completion of the Merger. Pursuant to the transaction agreement, 4,000,000 of the Private Warrants were cancelled upon closing of the Merger.